CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 604,630	$ 87,939	¥ 474,821	¥ 291,029
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loans and advances	751,572	109,312	484,063	144,617
Depreciation and amortization	42,431	6,171	12,747	3,294
Loss on disposal of property and equipment	7,305	1,062
Share-based compensation expenses	106,571	15,500	40,719	32,326
Loss on disposals of cost method investments	963	140
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(67,408)	(9,804)	(24,895)	(311,126)
Amounts due from related parties	(12,629)	(1,837)	65,032	(73,687)
Deferred tax assets	(171,230)	(24,905)	(124,887)	(31,271)
Current account with online investors and borrowers	122,159	17,767	993,254	635,863
Income tax payable	(172,659)	(25,112)	131,888	94,461
Accrued expenses and other liabilities	30,514	4,438	231,062	148,169
Amounts due to related parties	(34,172)	(4,970)	1,352	(19,930)
Deferred revenue	6,727	978	(1,079)	10,643
Net cash provided by operating activities	1,214,774	176,679	2,284,077	924,388
Cash flows from investing activities:
Purchase of short-term investments	(3,687,100)	(536,266)	(11,423,820)	(5,658,220)
Redemption of short-term investments	3,691,500	536,906	11,415,320	5,742,220
Payments to originate loans and advances	(7,430,624)	(1,080,736)	(6,885,314)	(1,268,593)
Proceeds from collection of loans and advances	7,103,783	1,033,202	4,360,261	913,204
Addition of long-term investments	(1,513,040)	(220,063)	(346,000)	(74,733)
Redemption of long-term investments	1,563,040	227,335		61,400
Disposals of cost method investments	295,037	42,911
Cash paid for business combinations	(4,500)	(654)
Cash and cash equivalents acquired from business combinations	8,045	1,170
Purchase of property, equipment and software	(32,609)	(4,743)	(62,368)	(52,329)
Net cash used in investing activities	(6,468)	(938)	(2,941,921)	(337,051)
Cash flows from financing activities:
Proceeds from short-term borrowings	(200,000)	(29,089)	200,000
Proceeds from institutional funding partners and online investors	3,399,266	494,403	4,627,087	165,212
Payments to institutional funding partners and online investors	(4,193,719)	(609,951)	(2,587,336)	(70,549)
Proceeds from IPO and underwriters' exercise of over-allotment, net of issuance costs	302,670	44,021		361,951
Contribution from noncontrolling interests	4,900	713		2,000
Distribution to noncontrolling interests			(2,000)
Payments of dividends to shareholders			(32,228)
Net cash provided by (used in) financing activities	(686,883)	(99,903)	2,205,523	458,614
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,700)	(393)
Net increase in cash, cash equivalents and restricted cash	518,723	75,445	1,547,679	1,045,951
Cash, cash equivalents and restricted cash at the beginning of the year	2,862,493	416,332	1,314,814	268,863
Cash, cash equivalents and restricted cash at the end of the year	3,381,216	491,777	2,862,493	1,314,814
Supplemental disclosure of cash flow information:
Interest paid	161,735	23,523	43,524	2,438
Income taxes paid	494,928	71,984	¥ 219,988	41,935
Non-cash activities:
Modification of Series A, A+ and B preferred shares				(861)
Accretion on Series C convertible redeemable preferred shares to redemption value	120,000	17,453		¥ (120,000)
Deferred IPO costs included in accrued expenses and other liabilities	¥ 16,267	$ 2,366